Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

January 31, 2019

Dates Covered
Collections Period	12/12/18 - 01/31/19
Interest Accrual Period	01/30/19 - 02/14/19
30/360 Days	15
Actual/360 Days	16
Distribution Date	02/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,038,268,196.24	47,003
Original Yield Supplement Overcollateralization Amount	72,466,996.51	0
Aggregate Starting Principal Balance	1,110,735,192.75	47,003
Principal Payments	50,171,845.40	925
Defaulted Receivables	34,522.73	1
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/19	62,843,866.33	0
Pool Balance at 01/31/19	997,684,958.29	46,077

Pool Statistics	$ Amount	# of Accounts
Pool Factor	95.48%
Prepayment ABS Speed	0.65%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	3,858,365.42	176
Past Due 61-90 days	549,878.23	23
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	4,408,243.65	199

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.05%
Delinquency Trigger Occurred	NO

Recoveries	5,234.95
Aggregate Net Losses/(Gains) - January 2019	29,287.78
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.03%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	11,473,377.02
Actual Overcollateralization	11,473,377.02
Weighted Average APR	3.97%
Weighted Average APR, Yield Adjusted	6.56%
Weighted Average Remaining Term	62.86

Flow of Funds	$ Amount

Collections	56,570,196.68
Investment Earnings on Cash Accounts	7,244.14
Servicing Fee	(1,511,834.01)
Transfer to Collection Account	-
Available Funds	55,065,606.81

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,244,377.81
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,350.42
(5) Noteholders' Second Priority Principal Distributable Amount	22,415,041.71
(6) Class C Interest	22,965.75
(7) Noteholders' Third Priority Principal Distributable Amount	15,570,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,473,377.02
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,296,494.10

Total Distributions of Available Funds	55,065,606.81

Servicing Fee	1,511,834.01
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Original Note Balance	1,035,670,000.00
Principal Paid	49,458,418.73
Note Balance @ 02/15/19	986,211,581.27

Class A-1
Original Note Balance	211,000,000.00
Principal Paid	49,458,418.73
Note Balance @ 02/15/19	161,541,581.27
Note Factor @ 02/15/19	76.5599911%

Class A-2
Original Note Balance	348,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	348,000,000.00
Note Factor @ 02/15/19	100.0000000%

Class A-3
Original Note Balance	347,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	347,000,000.00
Note Factor @ 02/15/19	100.0000000%

Class A-4
Original Note Balance	82,950,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	82,950,000.00
Note Factor @ 02/15/19	100.0000000%

Class B
Original Note Balance	31,150,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	31,150,000.00
Note Factor @ 02/15/19	100.0000000%

Class C
Original Note Balance	15,570,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	15,570,000.00
Note Factor @ 02/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,310,693.98
Total Principal Paid	49,458,418.73
Total Paid	50,769,112.71

Class A-1
Coupon	2.72616%
Interest Paid	255,653.23
Principal Paid	49,458,418.73
Total Paid to A-1 Holders	49,714,071.96

Class A-2
Coupon	3.02000%
Interest Paid	437,900.00
Principal Paid	0.00
Total Paid to A-2 Holders	437,900.00

Class A-3
Coupon	3.04000%
Interest Paid	439,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	439,533.33

Class A-4
Coupon	3.22000%
Interest Paid	111,291.25
Principal Paid	0.00
Total Paid to A-4 Holders	111,291.25

Class B
Coupon	3.34000%
Interest Paid	43,350.42
Principal Paid	0.00
Total Paid to B Holders	43,350.42

Class C
Coupon	3.54000%
Interest Paid	22,965.75
Principal Paid	0.00
Total Paid to C Holders	22,965.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2655517
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	47.7549980
Total Distribution Amount	49.0205497

A-1 Interest Distribution Amount	1.2116267
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	234.4000888
Total A-1 Distribution Amount	235.6117155

A-2 Interest Distribution Amount	1.2583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	1.2583333

A-3 Interest Distribution Amount	1.2666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2666667

A-4 Interest Distribution Amount	1.3416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.3416667

B Interest Distribution Amount	1.3916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.3916668

C Interest Distribution Amount	1.4750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	453.21
Noteholders' Third Priority Principal Distributable Amount	314.81
Noteholders' Principal Distributable Amount	231.98

Account Balances	$ Amount

Reserve Account
Balance as of 01/30/19	2,595,670.49
Investment Earnings	331.39
Investment Earnings Paid	(331.39)
Deposit/(Withdrawal)	-
Balance as of 02/15/19	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$988.87	90.4%
Class B Notes	$31.15	2.8%
Class C Notes	$15.57	1.4%
Certificates	$57.84	5.3%
Total	$1,093.42	100.0%

The fair value of the Certificates is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.